STOCK-BASED EMPLOYEE COMPENSATION - Summary of Stock Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 11, 2013	Dec. 25, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Outstanding at beginning of year, Shares	825,000
Granted, Shares	72,000	830,000
Exercised, Shares
Forfeited, Shares	(40,500)	(5,000)
Outstanding at end of period, Shares	856,500	825,000
Options exercisable at end of period, Shares
Outstanding at beginning of year, Weighted average exercise price	$ 13.09
Granted, Weighted average exercise price	$ 16.58	$ 13.09
Exercised, Weighted average exercise price
Forfeited, Weighted average exercise price	$ 13.44	$ 13.00
Outstanding at end of period, Weighted average exercise price	$ 13.37	$ 13.09
Options exercisable at end of period, Weighted average exercise price
Outstanding at end of period, Weighted average Remaining Contractual Term	9 years 2 months 12 days	9 years 7 months 13 days
Options exercisable at end of period, Weighted average Remaining Contractual Term
Outstanding at end of period, Aggregate Intrinsic Value	$ 5,481	$ 1,845
Options exercisable at end of period, Aggregate Intrinsic Value